Stock Based Compensation (Details 3) - Aircom 2017 Plan [Member]	9 Months Ended
Sep. 30, 2017 $ / shares shares
Number of shares
Outstanding, Beginning | shares
Granted | shares	2,000,000
Exercised | shares
Forfeited/Cancelled | shares
Outstanding, Ending | shares	2,000,000
Exercisable, Ending | shares	303,125
Weighted Average Exercise Price Per Share
Outstanding, Beginning
Granted	5.9129
Exercised
Forfeited/Cancelled
Outstanding, Ending	5.9129
Exercisable, Ending	5.5000
Weighted Average Fair Value Per Share
Outstanding options, beginning
Granted	3.5246
Exercised
Forfeited/Cancelled
Outstanding options, Ending	3.5246
Exercisable, Ending	$ 3.2922